FAIR VALUE OF ASSETS AND LIABILITIES	12 Months Ended
Dec. 31, 2011
Fair Value Disclosures [Abstract]
FAIR VALUE OF ASSETS AND LIABILITIES
FAIR VALUE OF ASSETS AND LIABILITIES

Determination of Fair Value
The Company uses fair value measurements to record fair value adjustments to certain assets and liabilities and to determine fair value disclosures. The fair value of a financial instrument is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  Fair value is best determined based upon quoted market prices. However, in many instances, there are no quoted market prices for the Company’s various financial instruments.  In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Accordingly, the fair value estimates may not be realized in an immediate settlement of the instrument.

The following methods and assumptions were used by the Company in estimating fair value disclosures of its financial instruments:

◦	Cash and cash equivalents. The carrying amounts of cash and short-term instruments approximate the fair values based on the short-term nature of the assets.

◦
Trading securities.  The Company held two securities designated as trading securities, which were sold during the second quarter of 2011.  A discounted cash flow methodology was used to determine the fair value for these securities. Certain inputs to the fair value calculation are unobservable and management determined that since an orderly and active market for these securities did not exist, the securities meet the definition of Level 3 securities.

◦
Securities available for sale.  Included in the available for sale category are both debt and equity securities.  The securities measured at fair value in Level 1 are based on quoted market prices in an active exchange market. Securities measured at fair value in Level 2 are based on pricing models that consider standard input factors such as observable market data, benchmark yields, interest rate volatilities, broker/dealer quotes, credit spreads and new issue data. The Company utilizes Interactive Date Corporation (“IDC”), a third-party, nationally-recognized pricing service to estimate fair value measurements for the majority of its portfolio.  The pricing service evaluates each asset class based on relevant market information considering observable data, but these prices do not represent binding quotes.  The fair value prices on all investments are reviewed for reasonableness by management.  Securities measured at fair value in Level 3 include collateralized debt obligations that are backed by trust preferred securities issued by banks, thrifts and insurance companies. Management determined that an orderly and active market for these securities and similar securities did not exist based on a significant reduction in trading volume and widening spreads relative to historical levels. The Company estimates future cash flows discounted using a rate management believes is representative of current market conditions.  Factors in determining the discount rate include the current level of deferrals and/or defaults, changes in credit rating and the financial condition of the debtors within the underlying securities, broker quotes for securities with similar structure and credit risk, interest rate movements and pricing for new issuances.

◦	Federal Home Loan Bank stock. The carrying value of FHLB stock approximates fair value based on the redemption provisions of the FHLB.

◦	Loans held for sale. The fair value of loans held for sale is estimated using quoted market prices.

◦
Loans receivable.  For variable rate loans that reprice frequently and have no significant change in credit risk, fair values are based on carrying values.  The fair value of fixed-rate loans are estimated by discounting the future cash flows using the rates at the end of the period in which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities.

◦	Accrued interest receivable. The carrying amount of accrued interest approximates fair value.

◦
Deposits.  The fair value of demand deposits, negotiable orders of withdrawal, regular savings, certain money market deposits and mortgagors’ and investors’ escrow accounts is the amount payable on demand at the reporting date.  The fair value of certificates of deposit and other time deposits is estimated using a discounted cash flow calculation that applies interest rates currently being offered for deposits of similar remaining maturities to a schedule of aggregated expected maturities on such deposits.

◦
Federal Home Loan Bank advances.  The fair value of the advances is estimated using a discounted cash flow calculation that applies current FHLB interest rates for advances of similar maturity to a schedule of maturities of such advances.

◦	Junior subordinated debt owed to unconsolidated trust. Rates currently available for debt with similar terms and remaining maturities are used to estimate fair value of existing debt.

◦
Interest rate swap agreement.  The fair value of the Company’s interest rate swap is obtained from a third-party pricing service and is determined using a discounted cash flow analysis on the expected cash flows of the derivative.  The pricing analysis is based on observable inputs for the contractual term of the derivative, including the period to maturity and interest rate curves.

◦
Forward loan sale commitments and derivative loan commitments.  Forward loan sale commitments and derivative loan commitments are based on the fair values of the underlying mortgage loans, including the servicing rights, and the probability of such commitments being exercised.  Significant management judgment and estimation is required in determining these fair value measurements.

◦
Off-balance sheet instruments.  Fair values for off-balance sheet lending commitments are based on fees currently charged to enter into similar agreements, taking into account the remaining terms of the agreements and the counterparties' credit standings.

Assets and Liabilities Measured at Fair Value on a Recurring Basis
The following table presents assets and liabilities measured at fair value on a recurring basis as of December 31, 2011 and 2010.

	December 31, 2011
	Level 1	Level 2	Level 3	Total
	(In Thousands)
Assets:
U.S. Government and agency obligations	$1,051	$88,536	$—	$89,587
Government-sponsored enterprises	—	17,666	—	17,666
Mortgage-backed securities	—	97,870	—	97,870
Corporate debt securities	—	14,047	—	14,047
Collateralized debt obligations	—	—	2,917	2,917
Obligations of state and political subdivisions	—	6,766	—	6,766
Tax-exempt securities	—	71	—	71
Foreign government securities	—	75	—	75
Equity securities	1,815	—	—	1,815
Forward loan sale commitments and derivative loan commitments	—	—	82	82
Total assets	$2,866	$225,031	$2,999	$230,896

Liabilities:
Forward loan sale commitments and derivative loan commitments	$—	$—	$90	$90
Interest rate swap agreement	—	462	—	462
Total liabilities	$—	$462	$90	$552

	December 31, 2010
	Level 1	Level 2	Level 3	Total
	(In Thousands)
Assets:
Trading securities	$—	$—	$248	$248
U.S. Government and agency obligations	1,025	22,558	—	23,583
Government-sponsored enterprises	—	29,993	—	29,993
Mortgage-backed securities	—	101,024	—	101,024
Corporate debt securities	—	14,717	—	14,717
Collateralized debt obligations	—	—	2,532	2,532
Obligations of state and political subdivisions	—	6,905	—	6,905
Tax-exempt securities	—	144	—	144
Foreign government securities	—	100	—	100
Equity securities	299	739	—	1,038
Forward loan sale commitments and derivative loan commitments	—	—	163	163
Total assets	$1,324	$176,180	$2,943	$180,447

Liabilities:
Forward loan sale commitments and derivative loan commitments	$—	$—	$184	$184
Interest rate swap agreement	—	129	—	129
Total liabilities	$—	$129	$184	$313
The following table shows a reconciliation of the beginning and ending balances for Level 3 assets and liabilities:

	Assets	Liabilities
	Collateralized Debt Obligations	Derivatives and Forward Loan Sale Commitments, Net
	(In Thousands)
Balance at January 1, 2010	$5,038	$—
Transfers to/from Level 3	—	(21)
Decrease in fair value of securities included in net income	(408)	—
Decrease in fair value of securities included in other comprehensive income	(1,850)	—
Balance at December 31, 2010	2,780	(21)
Impairment charges included in net income	(62)	—
Increase in fair value included in net income	182	13
Increase in fair value of securities included in other comprehensive income	491	—
Sales	(474)	—
Balance at December 31, 2011	$2,917	$(8)

Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis
The Company may also be required, from time to time, to measure certain other financial assets on a nonrecurring basis in accordance with generally accepted accounting principles.  These adjustments to fair value usually result from the application of lower-of-cost-or-market accounting or write-downs of individual assets.  The following table summarizes the fair value hierarchy used to determine each adjustment and the carrying value of the related individual assets as of December 31, 2011 and 2010.  There were no liabilities measured at fair value on a nonrecurring basis as of December 31, 2011 and 2010.

	At December 31, 2011			Year Ended December 31, 2011
	Level 1	Level 2	Level 3	Total Losses
	(In Thousands)
Impaired loans	$—	$—	$3,002	$998
Other real estate owned	—	—	976	175
Total assets	$—	$—	$3,978	$1,173

	At December 31, 2010			Year Ended December 31, 2010
	Level 1	Level 2	Level 3	Total Losses
	(In Thousands)
Impaired loans	$—	$—	$1,198	$800
Other real estate owned	—	—	1,285	326
Goodwill	—	—	2,540	37
Total assets	$—	$—	$5,023	$1,163

The Company measures the impairment of loans that are collateral dependent based on the fair value of the collateral (Level 3).  The fair value of collateral used by the Company represents the amount expected to be received from the sale of the property, net of selling costs, as determined by an independent, licensed or certified appraiser using observable market data.  This data includes information such as selling price of similar properties, expected future cash flows or earnings of the subject property based on current market expectations and relevant legal, physical and economic factors.  The appraised values of collateral are adjusted as necessary by management based on unobservable inputs for specific properties. Losses applicable to write-downs of impaired loans are based on the appraised market value of the underlying collateral, assuming foreclosure of these loans is imminent.

The amount of other real estate owned represents the carrying value of the collateral based on the appraised value of the underlying collateral less estimated selling costs.  The loss on foreclosed assets represents adjustments in the valuation recorded during the time period indicated and not for losses incurred on sales.

In accordance with applicable accounting guidance, the Company evaluates its goodwill for impairment.  As a result of this evaluation, goodwill related to the Company’s Colchester, Connecticut branch acquisition was written down $37,000 to its implied fair value during the year ended December 31, 2010.

Summary of Fair Values of Financial Instruments
The estimated fair values, and related carrying or notional amounts, of the Company’s financial instruments are presented in the following table.  Certain financial instruments and all nonfinancial instruments are exempt from disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

Management uses its best judgment in estimating the fair value of the Company's financial instruments; however, there are inherent weaknesses in any estimation technique.  Therefore, for substantially all financial instruments, the fair value estimates presented herein are not necessarily indicative of the amounts the Company could have realized in a sales transaction at December 31, 2011 or 2010.  The estimated fair value amounts for 2011 and 2010 have been measured as of their respective year-ends, and have not been re-evaluated or updated for purposes of these consolidated financial statements subsequent to those respective dates.  As such, the estimated fair values of these financial instruments subsequent to the respective reporting dates may be different than the amounts reported at each year-end.  The information presented should not be interpreted as an estimate of the fair value of the entire Company since a fair value calculation is only required for a limited portion of the Company's assets. Due to the wide range of valuation techniques and the degree of subjectivity used in making the estimate, comparisons between the Company's disclosures and those of other banks may not be meaningful.

As of December 31, 2011 and 2010, the recorded carrying amounts and estimated fair values of the Company's financial instruments are as follows:

	December 31, 2011		December 31, 2010
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
	(In Thousands)
Financial Assets:
Cash and cash equivalents	$48,412	$48,412	$78,321	$78,321
Trading securities	—	—	248	248
Available for sale securities	230,814	230,814	180,036	180,036
Loans held for sale	5,558	5,652	7,371	7,460
Loans receivable, net	618,626	629,142	606,214	608,935
Federal Home Loan Bank stock	8,388	8,388	8,388	8,388
Accrued interest receivable	3,539	3,539	3,113	3,113
Forward loan sale commitments and derivative loan commitments	82	82	163	163

Financial Liabilities:
Savings deposits	37,329	37,329	56,495	56,495
Demand deposits, negotiable orders of withdrawal and money market accounts	391,960	391,960	314,656	314,656
Certificates of deposit	272,637	275,044	289,563	293,035
Mortgagors' and investors' escrow accounts	3,291	3,291	3,425	3,425
Federal Home Loan Bank advances	100,069	105,666	114,169	118,799
Junior subordinated debt owed to unconsolidated trust	8,248	4,399	8,248	6,115
Forward loan sale commitments and derivative loan commitments	90	90	184	184
Interest rate swap agreement	462	462	129	129

Off-Balance Sheet Instruments
The Company assumes interest rate risk, which represents the risk that general interest rate levels will change, as a result of its normal operations.  As a result, the fair values of the Company's financial instruments will change when interest rate levels change and that change may be either favorable or unfavorable to the Company. Management attempts match maturities of assets and liabilities to the extent believed necessary to minimize interest rate risk.  However, borrowers with fixed-rate obligations are less likely to prepay in a rising rate environment and more likely to prepay in a falling rate environment. Conversely, depositors who are receiving fixed rates are more likely to withdraw funds before maturity in a rising rate environment and less likely to do so in a falling rate environment.  Management monitors rates and maturities of assets and liabilities and attempts to minimize interest rate risk by adjusting terms of new loans and deposits and by investing in securities with terms that mitigate the Company's overall interest rate risk.